PROPERTY, PLANT, & EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in US$ thousands):

	Estimated Useful Lives (in years)	December 31, 2022	December 31, 2021
Buildings and leasehold improvements	5 to 25	$52,442	$41,782
Drilling rigs, plant and equipment	1 to 15	677,263	565,730
Office equipment (furniture and fixtures) and tools	3 to 10	15,937	15,570
Vehicles and cranes	5 to 10	15,756	15,434
Less: Accumulated depreciation		(323,325)	(233,609)
Land		11,664	11,664
Capital work in progress		11,324	8,935
Total		$461,061	$425,506